NOTE 9 - INCOME TAXES: Schedule of Effective Income Tax Rate Reconciliation (Tables)	Sep. 30, 2023
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation
	September 2023	September 2022
Federal statutory income tax rate	$562,157	$(166,169)
Change in valuation allowance	(562,157)	166,169
	$-	$-